Disposal groups classified as held for sale	9 Months Ended
Sep. 30, 2024
Disposal groups classified as held for sale
Disposal groups classified as held for sale

2.    Disposal groups classified as held for sale

As of September 30, 2024, the Company’s management committed to a plan to sell its renal dialysis clinic facilities and/or networks in Brazil and Colombia in connection with its Legacy Portfolio Optimization program (as defined below). Each business is currently included in the Company’s Care Delivery segment.

Transactions which remain open as of the date of this report are subject to regulatory approvals or certain other closing conditions, but are expected to be completed within a year from the date of classification as assets held for sale. Immediately before the classification of these disposals as held for sale, an impairment loss was recognized for the agreed-upon divestitures and is included in other operating expenses in the consolidated statements of income (see note 3 for further details). The carrying amounts of the disposal groups for the proposed divestiture of facilities in Brazil and Colombia are recognized at their fair value less costs to sell. The portion of the non-recurring fair value measurement attributable to the Company and its shareholders of €153,266 for these transactions is categorized as level 3 of the fair value hierarchy using the preliminary purchase price.

As of September 30, 2024 and December 31, 2023, the following assets and liabilities were classified as held for sale:

Assets and liabilities of disposal groups classified as held for sale in € THOUS

	September 30, 2024	December 31, 2023
Cash and cash equivalents	16,322	23,733
Trade accounts and other receivables from unrelated parties	68,570	27,535
Property, plant and equipment	24,255	42,710
Right-of-use assets	10,703	114,602
Goodwill(1)	89,613	274,543
Other	19,996	24,477
Assets held for sale	229,459	507,600

Accounts payable to unrelated parties	7,820	12,880
Lease liabilities	10,407	128,653
Provisions and other liabilities	36,802	39,091
Liability directly associated with assets held for sale	55,029	180,624

(1)Goodwill was allocated to the disposal groups on a relative fair value basis.

As of September 30, 2024, the accumulated foreign currency translation losses recognized in other comprehensive income related to the disposal groups amounted to €68,391.